Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution	10.00%
Other Income Tax Expense (Benefit), Continuing Operations	$ 700	$ 300	$ 900
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	34.00%
Income tax benefit (expense)	$ (4,640)	$ (311)	$ (350)
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Undistributed Earnings, Basic	0	0
Operating Loss Carryforwards	$ 1,509	$ 1,578
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Hong Kong
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			16.50%
Income tax benefit (expense)	$ (532)	$ (146)
Hong Kong | SGOCO International
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 10,017	$ 6,465
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
Hong Kong | First-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	8.25%	8.25%
Hong Kong | Second-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Domestic Tax Authority [Member] | SGO
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 609	$ 609
Domestic Tax Authority [Member] | SGOCO International
Income Tax Disclosure [Line Items]
Income tax benefit (expense)	$ 0	$ 0	$ 0